Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

19) Related Party Transactions

(a) Related Parties

Prior to the IPO, the Partnership’s predecessor operated as an integrated part of KNOT. KNOT is owned 50% by TSSI and 50% by NYK Europe.

The Partnership’s vessels that operate under time charters are subject to technical management agreements pursuant to which certain crew, technical and commercial management services are provided by KNOT Management or KNOT Management Denmark, each of which is a 100% owned subsidiary of KNOT. Under these technical management agreements, the Partnership’s subsidiaries pay fees to and reimburse the costs and expenses of KNOT Management. With respect to the Partnership’s vessels that operate under bareboat charters, the customer is responsible for providing the crew, technical and commercial management of the vessel. However, each of the vessels operating under bareboat charters are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

The Partnership is a party to an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS. On May 7, 2015, the Partnership entered into an amendment to the administrative services agreement, which allows KNOT UK to also subcontract administrative services to KNOT Management.

The amounts of such costs and expenses included in the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$14,531	$6,427	$4,883
Operating expenses:
Vessel operating expenses (2)	15,828	16,812	14,693
Voyage expenses and commissions (3)	59	—	—
Technical and operational management fee from KNOT to Vessels (4)	9,265	8,429	7,342
Operating expenses from other related parties (5)	799	866	515
General and administrative expenses:
Administration fee from KNOT Management (6)	1,356	1,277	1,131
Administration fee from KOAS (6)	699	780	654
Administration fee from KOAS UK (6)	76	80	118
Administration and management fee from KNOT (7)	59	58	49
Total income (expenses)	$(13,610)	$(21,875)	$(19,619)

	At December 31,	At December 31,	At December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (8)	$156	$134	$47
Drydocking supervision fee from KOAS (8)	96	—	—
Equipment purchased from KOAS (9)	1,148	1,840	—
Total	$1,400	$1,974	$47
(1)	Time charter income from KNOT: The Bodil Knutsen has operated under a time charter with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, since the second quarter of 2021. The Hilda Knutsen commenced a time charter with Knutsen Shuttle Tankers Pool AS in the third quarter of 2022 and which now expires in January 2024 unless terminated by either party on giving not less than 30 days’ notice.
(2)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(3)	Voyage expenses and commissions: The Windsor Knutsen and the Torill Knutsen have completed spot voyages where Knutsen Shuttle Tankers Pool AS has earned a 1.25% commission.
(4)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(5)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to East European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per East European crew member onboard the vessel. Level Power & Automation AS, a company that provides automation and control systems for the martime industry, offshore and land-based industry is owned by Level Group AS, where Trygve Seglem, his family and members of TSSI management have significant influence. The cost is related to equipment and inspection to the Partnership’s vessels.
(6)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(7)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(8)	Drydocking supervision fee from KNOT Management, KNOT Management Denmark and KOAS: KNOT Management, KNOT Management Denmark and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.
(9)	As part of the scheduled drydocking of the Windsor Knutsen and the Carmen Knutsen that commenced in the second quarter and the fourth quarter of 2022, respectively, ballast water treatment systems were installed on the vessels. As of December 31, 2022, parts of the systems had been purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $1.15 million. During the scheduled second renewal survey drydocking of the Bodil Knutsen in 2021, a ballast water treatment system was installed on the vessel. Parts of the system were purchased from Knutsen Ballast Water AS for $1.84 million.

(b) Transactions with Management and Directors

Trygve Seglem, the Chairman of the Partnership’s board of directors and the President and CEO of KNOT, controls Seglem Holding AS, which owns 100% of the equity interest in TSSI, which controls KOAS. TSSI owns 50% of the equity interest in KNOT. NYK, which owns 50% of the equity interest in KNOT, has management and administrative personnel on secondment to KNOT. Mr. Seglem, along with other third-party shipping companies in Haugesund, also jointly owns Simsea Real Operations AS.

See the footnotes to Note 19(a)—Related Party Transactions—Related Parties for a discussion of the allocation principles for KNOT’s administrative costs, including management and administrative staff, included in the consolidated statements of operations.

(c) Amounts Due from and Due to Related Parties

Balances with related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2022	2021
Balance Sheet:
Trading balances due from KOAS	$118	$290
Trading balances due from KNOT and affiliates	1,880	2,378
Amount due from related parties	$1,998	$2,668
Trading balances due to KOAS	$1,398	$1,205
Trading balances due to KNOT and affiliates	319	219
Amount due to related parties	$1,717	$1,424

Amounts due from and due to related parties are unsecured and intended to be settled in the ordinary course of business. The majority of these related party transactions relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(d) Trade accounts payable and other current assets

Trade accounts payable to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2022	2021
Balance Sheet:
Trading balances due to KOAS	$824	$813
Trading balances due to KNOT and affiliates	998	783
Trade accounts payables to related parties	$1,822	$1,596

Trading balances from KNOT and affiliates are included in other current assets in the balance sheet. The balances from related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2022	2021
Balance Sheet:
Trade receivables due from KNOT and affiliates (See Note 12 (b))	$1,405	$—
Other trading balances due from KOAS	645	687
Other trading balances due from KNOT and affiliates	353	543
Other current assets from related parties	$2,403	$1,230

(e) Acquisitions from KNOT

On July 1, 2022, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 35 AS, the company that owns and operates the Synnøve Knutsen. This acquisition was accounted for as an acquisition of assets.

On December 31, 2020, the Partnership acquired KNOT's 100% interest in KNOT Shuttle Tankers 34 AS, the company that owns and operates the Tove Knutsen. This acquisition was accounted for as an acquisition of assets.

The board of directors of the Partnership (the “Board”) and the Conflicts Committee of the Board approved the purchase price for the transactions described above. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. See Note 23—Acquisitions.